Share-based Payment Arrangements (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended								12 Months Ended
	Aug. 15, 2017 USD ($) $ / shares shares	Aug. 15, 2017 ₪ / shares shares	Aug. 01, 2017 USD ($) shares	Aug. 01, 2017 ₪ / shares shares	Aug. 31, 2017	Jun. 30, 2017 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 ₪ / shares	May 31, 2016 shares	May 22, 2016	Nov. 25, 2015	Feb. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares	Jan. 03, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved													224,443,000	224,443,000	153,237,000	153,237,000	77,756,000	5,972,000
Vesting period										3 years
Exercise period					7 years
Fair value expense | $													$ 2,196
Fair value of options and grants measured | $													$ 2,071
Additional ordinary shares						38,000,000
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | ₪ / shares														₪ 1.20	₪ 4
Weighted average remaining contractual life													7 years 8 months 12 days
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | ₪ / shares														₪ 0.33	₪ 0.79
Weighted average remaining contractual life													7 years 2 months 12 days
May 22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Exercise period	7 years
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years
Key management personnel | $													$ 1,905
Fully vested grant	558,000
Fair value of options and grants measured | $	$ 76
RSUs [Member] | November 25, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Exercise period	7 years
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant	160,000
Fair value of options and grants measured | $	$ 15
Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | ₪ / shares				₪ 0.3297
Fair value of options and grants measured | $							$ 680
Number of additional options granted							2,468,759
Board of Directors [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved	348,000	348,000	12,161,000	12,161,000
Additional number of shares issued	836,000	836,000
Board of Directors [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved	580,000	580,000	8,790,000	8,790,000
Additional number of shares issued	320,000	320,000
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							5,957,485		5,957,485
Term of vesting share options							8 years		8 years
Two Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable into shares												44,786
Description of options exercise term												24 months
Options exercise price | $ / shares												$ 4.00
Fair value of options and grants measured | $												$ 31
Number of grant option shares												44,786
Chairman of Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | (per share)	$ 0.7884						$ 0.205	₪ 0.7884
Number of grant option shares							7,281,370		7,281,370
Term of vesting share options							3 years
Service Provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Exercise period	7 years
Options exercise price | ₪ / shares		₪ 0.3297
Number of grant option shares							7,281,370		7,281,370
Service Provider [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant	174,000
Fair value of options and grants measured | $	$ 32
Service Provider [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant	580,000
Fair value of options and grants measured | $	$ 31
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Exercise period			7 years
Directors and Officers [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant			438,000
Fair value of options and grants measured | $			$ 1,326
Directors and Officers [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant			396,000
Fair value of options and grants measured | $			$ 592
Chief Executives Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							7,281,370		7,281,370
Chief Financials Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							7,281,370		7,281,370
Senior Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							7,281,370		7,281,370